Variable interest entities	12 Months Ended
Dec. 31, 2019
Variable interest entities
Variable interest entities
Variable interest entities
Sirius Group consolidates the results of operations and financial position of every voting interest entity ("VOE") in which it has a controlling financial interest and VIEs in which it is considered to be the primary beneficiary. The consolidation assessment, including the determination as to whether an entity qualifies as a VOE or VIE, depends on the facts and circumstances surrounding each entity.
Sirius Group has determined that Alstead Re is a VIE for which Sirius Group is the primary beneficiary and is required to consolidate it. The following table presents Alstead Re's assets and liabilities, as classified in the Consolidated Balance Sheets as of December 31, 2019 and 2018:

(Millions)	2019	2018
Assets:
Fixed maturity investments	$3.9	$4.0
Short-term investments	0.5	0.3
Cash	0.1	0.2
Total investments	4.5	4.5
Accrued investment income	—	0.1
Insurance and reinsurance premiums receivable	(0.3)	3.7
Funds held by ceding companies	3.4	5.2
Deferred acquisition costs	0.3	0.9
Total assets	$7.9	$14.4
Liabilities
Loss and loss adjustment expense reserves	$0.5	$4.6
Unearned insurance and reinsurance premiums	0.6	3.7
Other liabilities	0.1	—
Total liabilities	$1.2	$8.3

Sirius Group is a passive investor in certain third-party-managed hedge and private equity funds, some of which are VIEs. Sirius Group is not involved in the design or establishment of these VIEs, nor does it actively participate in the management of the VIEs. The exposure to loss from these investments is limited to the carrying value of the investments at the balance sheet date.
Sirius Group calculates maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where Sirius Group has also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Sirius Group does not have any VIEs that it sponsors nor any VIEs where it has recourse to it or has provided a guarantee to the VIE interest holders.
The following table presents total assets of unconsolidated VIEs in which Sirius Group holds a variable interest, as well as the maximum exposure to loss associated with these VIEs:

		Maximum Exposure to Loss
(Millions)	Total VIE Assets	On-Balance Sheet	Off-Balance Sheet	Total
December 31, 2019
Other long-term investments(1)	$257.8	$102.6	$16.3	$118.9
Total at December 31, 2019	$257.8	$102.6	$16.3	$118.9
December 31, 2018
Other long-term investments(1)	$209.1	$103.1	$32.0	$135.1
Total at December 31, 2018	$209.1	$103.1	$32.0	$135.1
(1)Comprised primarily of hedge funds and private equity funds.